LONG-TERM DEBT (Details) - USD ($)	12 Months Ended
	Oct. 31, 2023	Oct. 31, 2022
IfrsStatementLineItems [Line Items]
Non-current portion	$ 102,913	$ 839,222
Note 10. 1 [Member]
IfrsStatementLineItems [Line Items]
Balance - October 31, 2022	1,250,000
Additions to debt		1,250,000
Settlement of debt
Interest accretion
Debt payments	(900,000)
Balance - October 31, 2023	350,000	1,250,000
Current portion	350,000
Non-current portion
Note 10. 2 [Member]
IfrsStatementLineItems [Line Items]
Balance - October 31, 2022		600,572
Additions to debt		100,000
Settlement of debt		(706,352)
Interest accretion		5,780
Debt payments
Balance - October 31, 2023
Current portion
Non-current portion
Note 10. 3 [Member]
IfrsStatementLineItems [Line Items]
Balance - October 31, 2022	303,110	249,064
Additions to debt
Settlement of debt
Interest accretion	96,985	79,046
Debt payments	(25,000)	(25,000)
Balance - October 31, 2023	375,095	303,110
Current portion	334,395
Non-current portion	40,700
Note 10. 4 [Member]
IfrsStatementLineItems [Line Items]
Balance - October 31, 2022	327,010	280,567
Additions to debt
Settlement of debt
Interest accretion	83,752	71,443
Debt payments	(25,000)	(25,000)
Balance - October 31, 2023	385,762	327,010
Current portion	344,118
Non-current portion	41,644
Note 10. 5 [Member]
IfrsStatementLineItems [Line Items]
Balance - October 31, 2022		150,000
Additions to debt
Settlement of debt
Interest accretion
Debt payments		(150,000)
Balance - October 31, 2023
Current portion
Non-current portion
Note 10. 6 [Member]
IfrsStatementLineItems [Line Items]
Balance - October 31, 2022	167,091	142,997
Additions to debt
Settlement of debt
Interest accretion	43,006	36,594
Debt payments	(12,500)	(12,500)
Balance - October 31, 2023	197,597	167,091
Current portion	177,028
Non-current portion	20,569
Note 10. 7 [Member]
IfrsStatementLineItems [Line Items]
Balance - October 31, 2022	561,611	786,461
Additions to debt
Settlement of debt
Interest accretion	187,782	295,453
Debt payments	(669,330)	(520,303)
Balance - October 31, 2023	80,063	561,611
Current portion	80,063
Non-current portion
Total [Member]
IfrsStatementLineItems [Line Items]
Balance - October 31, 2022	2,608,822	2,209,661
Additions to debt		1,350,000
Settlement of debt		(706,352)
Interest accretion	411,525	488,316
Debt payments	(1,631,830)	(732,803)
Balance - October 31, 2023	1,388,517	$ 2,608,822
Current portion	1,285,604
Non-current portion	$ 102,913